Intangible assets, net (Details 1) - Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Impairment value	$ 3,065
Effect	(16,638)
Rate (6.08+ inflation%)
Disclosure of detailed information about intangible assets [line items]
Impairment value	3,065
Estimated rate (5.59%+ inflation)
Disclosure of detailed information about intangible assets [line items]
Impairment value	11,433
Effect	8,380
Estimated rate (6.6%+inflation)
Disclosure of detailed information about intangible assets [line items]
Impairment value	(4,737)
Effect	$ (7,790)
Rate (6.8+inflation%)
Disclosure of detailed information about intangible assets [line items]
Impairment value		$ 16,638
Estimated rate (6.54%+ inflation)
Disclosure of detailed information about intangible assets [line items]
Impairment value		11,745
Effect		(4,893)
Estimated rate (7.08%+inflation)
Disclosure of detailed information about intangible assets [line items]
Impairment value		21,634
Effect		$ 4,996